SIGNIFICANT ACCOUNTING POLICIES - Allowance for CA losses ("ALCAL") (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss [Line Items]
Percentage of loss rate to the allowance for CA losses			1.50%
Financing Receivable, Allowance for Credit Loss [Roll Forward]
ALCAL balance, beginning	$ 1,587	$ 900	$ 900	$ 153
Provision for ALCAL	(1,595)	(2,566)	5,723	2,701
Recoveries for ALCAL	(1,268)	(2,100)	(4,247)	(1,854)
CA receivables charged off	(321)	(286)	(789)	(100)
ALCAL balance, ending	$ 1,593	$ 1,080	$ 1,587	$ 900
Minimum
Financing Receivable, Allowance for Credit Loss [Line Items]
Percentage of loss rate to the allowance for CA losses	0.75%	1.50%	0.75%
Maximum
Financing Receivable, Allowance for Credit Loss [Line Items]
Percentage of loss rate to the allowance for CA losses	3.81%	4.19%	5.10%
Weighted Average [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Percentage of loss rate to the allowance for CA losses			2.15%